EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 20	EARNINGS PER SHARE

Weighted average shares used in determining basic and diluted earnings per share are as follows:

	2011	2010	2009
Weighted average shares outstanding during the year	1,157,477	1,142,610	1,137,214
Dilutive effect of stock options	8,128	388	—
Weighted average shares considering dilutive effect	1,165,605	1,142,998	1,137,214

Anti-dilutive stock options not considered in computing diluted earnings per share	2,130	13,230	24,702